Taxation - NOL (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Europe
Taxation
Tax losses carried forward indefinitely	¥ 4,375,998
State Administration of Taxation, Chinese Mainland
Taxation
Loss expiring in 2026	2,292,328
Loss expiring in 2027	4,543,012
Loss expiring in 2028	10,301,237
Loss expiring in 2029	20,515,450
Loss expiring in 2030	15,939,298
Loss expiring in 2031	4,777,158
Loss expiring in 2032	10,711,512
Loss expiring in 2033	16,571,345
Loss expiring in 2034	10,313,022
Loss expiring in 2035	4,320,347
Operating Loss Carryforwards, Total	¥ 100,284,709
State Administration of Taxation, Chinese Mainland | Minimum
Taxation
Operating loss carryforward expiration period	1 year
State Administration of Taxation, Chinese Mainland | Maximum
Taxation
Operating loss carryforward expiration period	10 years
Hong Kong
Taxation
Tax losses carried forward indefinitely	¥ 3,255,133
Internal Revenue Service - United States
Taxation
Tax losses carried forward indefinitely	2,460,962
Loss expiring in 2036	4,290
Loss expiring in 2037	¥ 588,890